Investment and U.S. Partnership - Mainpointe Pharmaceuticals, LLC (Tables)	12 Months Ended
Dec. 31, 2021
Investment and US Partnership [Abstract]
Disclosure of aggregate consideration received in investment and U.S. partnership [Table Text Block]
Tranche receipt date	Tranche amount $	Share capital or share subscription $	Royalty payable $	Loss on remeasurement of derivative liability $	Derivative liability $
February 8, 2021	492,092	364,512	346,287	(218,707)	-
March 23, 2021	490,000	272,222	344,815	(127,037)	445,384
April 23, 2021	717,871	378,667	507,376	(168,172)	(163,892)
August 30, 2021	500,528	240,995	352,224	(92,691)	(225,991)
November 30, 2021	498,393	203,049	350,845	(55,501)	(55,501)
Total*	2,698,884	1,459,445	1,901,547	(662,108)	-

Disclosure of common shares fulfill Of obligations pursuant to share purchase agreement [Table Text Block]
Issue Date	Number of common shares

February 8, 2021	729,024
April 23, 2021	1,777,778
December 17, 2021	1,479,882
3,986,684

Disclosure of royalty payable estimate, accretion expense and effective interest rate estimate [Table Text Block]
Payback Period (years)	Royalty payable estimate at December 31, 2021 ($)	Accretion expense for December 31, 2021 ($)	Effective interest rate
2.34 (current estimate)	2,649,181	732,069	57%
5.00	2,394,851	480,274	40%
7.50	2,273,368	360,048	31%
10.00	2,203,707	291,122	25%